Investments in related parties	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Abstract]
Equity Method Investments

3.        Investments in related parties

  Diana Containerships Inc., or Diana Containerships: As at December 31, 2016, DSI owned 25.73% of the common stock of Diana Containerships amounting to $5,815 and included in “Investments in related parties” in the accompanying consolidated balance sheets. As at December 31, 2017, the investment was reduced to zero following the gradual sales during the year of all Diana Containerships' common stock previously owned by the Company.

  For 2017, 2016, and 2015, the investment in Diana Containerships resulted in loss of $5,656, $56,465, and $4,977, respectively, of which $3,124, $17,568 and $0, respectively was impairment, which was recorded based on Diana Containerships' market value on Nasdaq at the date of each impairment charge recognition. The loss and impairment are included in “Loss from equity method investments” in the accompanying consolidated statements of operations. Additionally, for 2017, Loss from equity method investments also includes $757 loss from the sale of the shares discussed above. For 2017, 2016, and 2015, DSI received dividends from Diana Containerships amounting to $0, $96 and $193, respectively.

  On May 30, 2017, the company acquired 100 shares of newly-designated Series C Preferred Stock, par value $0.01 per share, of Diana Containerships for $3,000 in exchange for a reduction of an equal amount in the principal amount of the Company's outstanding loan to Diana Containerships (Note 4(b)). The Series C Preferred Stock has no dividend or liquidation rights. The Series C Preferred Stock votes with the common shares of Diana Containerships, if any, and each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Diana Containerships. The acquisition of shares of Series C Preferred Stock was approved by an independent committee of the Board of Directors of the Company. As at December 31, 2017, the $3,000 is also included in “Investments in related parties” in the accompanying 2017 consolidated balance sheet, accounted for at cost less impairment, if any.

  Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. As at December 31, 2017, DWM provided management services to ten vessels of the Company's fleet (Note 4(d)). The DWM office is located in Limassol, Cyprus. As at December 31, 2017 and 2016, the investment in DWM amounted to $249 and $199, respectively, and is included in “Investments in related parties” in the accompanying consolidated balance sheets. For 2017, 2016, and 2015, the investment in DWM resulted in gain of $49, $88, and loss of $156, respectively, included in “Loss from equity method investments” in the accompanying consolidated statements of operations.